NET LOSS PER SHARE	12 Months Ended
Dec. 31, 2019
NET LOSS PER SHARE
NET LOSS PER SHARE

28. NET LOSS PER SHARE

Basic and diluted net loss per share for each of the years presented are calculated as follows:

	2017	2018	2019
	RMB	RMB	RMB
Numerator:
Net loss from continuing operations	(1,268,824)	(1,351,761)	(1,327,678)
Net loss from discontinued operations	(1,478,974)	(186,524)	(662,450)
Total net loss	(2,747,798)	(1,538,285)	(1,990,128)

Net loss from continuing operations	(1,268,824)	(1,351,761)	(1,327,678)
Less: net loss from operations attributable to non-controlling interests shareholders	(25,202)	(15,771)	(1,452)
Net loss from continuing operations, attributable to UXIN Limited	(1,243,622)	(1,335,990)	(1,326,226)
Accretion on convertible redeemable Preferred Shares	(555,824)	(318,951)	—
Deemed dividend to Preferred Shareholders	(587,564)	(544,773)	—
Deemed dividend from Preferred Shareholders	92,779	—	—

Net loss attributable to ordinary shareholders from continuing operations	(2,294,231)	(2,199,714)	(1,326,226)

Net loss attributable to ordinary shareholders from discontinued operations	(1,478,974)	(186,524)	(662,450)

Denominator:
Weighted average number of ordinary shares outstanding, basic and diluted	49,318,860	477,848,763	886,613,598

Net loss per share attributable to ordinary shareholders, basic
– Continuing	(46.52)	(4.60)	(1.50)
– Discontinued	(29.99)	(0.39)	(0.75)

Net loss per share attributable to ordinary shareholders, diluted
– Continuing	(46.52)	(4.60)	(1.50)
– Discontinued	(29.99)	(0.39)	(0.75)

As the Company incurred losses for the years ended December 31, 2017, 2018 and 2019, the potential ordinary shares were anti-dilutive and excluded from the calculation of diluted net loss per share of the Company, pursuant to ASC 260, “Earnings Per Share”. The weighted-average numbers of Preferred Shares, convertible notes, Fairlubo Share Swap, non-vested restricted shares and options granted excluded from the calculation of diluted net loss per share of the Company of respective year were as follows:

	2017	2018	2019
Preferred Shares	541,283,717	367,859,970	—
Convertible notes	—	53,589,548	253,165,870
Fairlubo Share Swap	2,571,946	6,352,753	—
Non-vested restricted shares	—	133,328	33,331
Outstanding weighted average stock options	28,283,332	14,118,546	4,096,724
Total	572,138,995	442,054,145	257,295,925